SCHEDULE OF LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments		¥ 99,551	¥ 105,528
Equity securities accounted for under measurement alternative		218,407	220,981
Equity securities with readily determinable fair values		46,576	37,650
Total long-term investments	$ 49,941	¥ 364,534	¥ 364,159